Private Placement (Details) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	37 Months Ended
	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 17, 2020
Private Placement (Details) [Line Items]
Generating gross proceeds (in Dollars)			$ 9,500,002
Exercise price (in Dollars per share)		$ 11.50
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Initial public offering warrants		6,333,334	6,000,000
Price per warrant (in Dollars per share)			$ 1.50
Gross proceeds (in Dollars)			$ 9,000,000
Aggregate of purchase shares	333,334
Generating gross proceeds (in Dollars)	$ 500,000
Exercise price (in Dollars per share)			$ 11.50
Private Placement [Member]
Private Placement (Details) [Line Items]
Initial public offering warrants		6,000,000
Price per warrant (in Dollars per share)		$ 1.50
Gross proceeds (in Dollars)	$ 500,000
Aggregate of purchase shares				333,334
Generating gross proceeds (in Dollars)				$ 500,000
Gross proceeds	333,334	9,000,000